Share-Based Payments (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payments [line items]
Share-based payments			$ 58,878,000
Black Spade Acquisition II Co [Member]
Share-Based Payments [line items]
Fair value of deemed consideration	$ 60,119,000
Share-based payments	58,902,000
Identifiable net assets acquired	$ 12,977,000	$ 12,977,000
Warrants [member] | Black Spade Acquisition II Co [Member]
Share-Based Payments [line items]
Shares issued (in Shares)	16,220,000	16,220,000
Total deemed consideration	$ 71,879,000	$ 71,879,000
Fair value of deemed consideration	$ 11,760,000
Public Warrants [Member] | Black Spade Acquisition II Co [Member]
Share-Based Payments [line items]
Shares issued (in Shares)	5,100,000	5,100,000
Sponsor Warrants [Member] | Black Spade Acquisition II Co [Member]
Share-Based Payments [line items]
Shares issued (in Shares)	11,120,000	11,120,000
Class A Shares [Member] | Black Spade Acquisition II Co [Member]
Share-Based Payments [line items]
Shares issued (in Shares)	6,004,126	6,004,126